Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued Liabilities and Other Payables
Customer deposits on NetEase Pay accounts	¥ 3,113,107		¥ 2,388,546
Marketing expenses and promotion materials	2,046,559		1,857,133
Accrued fixed assets related payables	635,566		706,583
Server and bandwidth service fees	246,243		264,513
Accrued revenue sharing	1,032,559		1,176,349
Content cost	1,703,218		838,293
Professional fees and technical charges	595,491		608,752
Accrued freight and warehousing charge	105,356		84,490
Administrative expenses and other staff related cost	414,214		399,753
Deferred government grants	179,961		174,241
Acquisition considerations	203,584
Customer refund for licensed games	283,763
Others	562,401		527,855
Total accrued liabilities and other payables	¥ 11,122,022	$ 1,612,542	¥ 9,026,508